Document and Entity Information Document and Entity Information	Sep. 17, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2019
Entity Registrant Name	THE CONNECTICUT LIGHT AND POWER COMPANY
Entity Central Index Key	0000023426
Entity Incorporation, State or Country Code	CT
Entity File Number	0-00404
Entity Tax Identification Number	06-0303850
Entity Address, Address Line One	107 Selden Street
Entity Address, City or Town	Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06037-1616
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false